CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Debt
As of December 31, 2022, the outstanding convertible promissory notes net of debt discount and issue costs are summarized as follows:

	December 31, 2022			December 31, 2021
	Face Amount	Debt Discount	Carrying Amount	Face Amount	Debt Discount	Carrying Amount
Convertible senior notes	$38,750	$6,860	$31,890	$38,750	$9,508	$29,242
Convertible notes-Autosport:
$1,536 unsecured note	—	—	—	154	—	154
	38,750	6,860	31,890	38,904	9,508	29,396
Less: Current portion	—	—	—	154	—	154
Long-term portion	$38,750	$6,860	$31,890	$38,750	$9,508	$29,242

Interest Income and Interest Expense Disclosure
The interest expense recognized with respect to the Convertible Senior Notes for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Contractual interest expense	$2,616	$2,616
Amortization of debt discounts	2,647	2,229
Total	$5,263	$4,845